FINANCE LEASES (Details 3) - Finance Leases [Member]	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2020
Weighted Average Remaining Term	1 year 5 months 27 days	2 years 11 days
Weighted Average Discount Rate (1)	16.00%	16.00%